Schedule of Common Stock (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Controlling Interest
Balance, shares			2,877,045	2,527,045	2,512,815
Issuance of common stock				350,000	3,000
Exercise of options (Note 11)					3,006
Restricted stock award					$ 8,224
Balance, shares				2,877,045	2,527,045
Issuance of Common Stock Stock for compensation and as payment in lieu of cash payments for accrued liabilities			$ 2,130,514
Issuance of Common Stock converted for Convertible Note	$ 558,500	$ 137,596	$ 523,767
Total			2,654,281